UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22125

JAVELIN EXCHANGE-TRADED TRUST

(Exact name of registrant as specified in charter)

33 Witherspoon Street, Suite 210
Princeton, NJ 08542

(Address of principal executive offices) (Zip code)

Brinton W. Frith
President
33 Witherspoon Street, Suite 210
Princeton, NJ 08542

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-609-356-0800

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2010

ITEM 1. Schedule of Investments

JETS Contrarian Opportunities Index Fund
September 30, 2010 (Unaudited)

Number of shares		Value
	Common Stocks - 99.2%
	(percentage of net assets)
	Consumer Discretionary - 30.4%
	Auto Components - 0.7%
2,803	American Axle & Manufacturing Holdings, Inc. (a)	$25,283

	Diversified Consumer Services - 3.2%
607	Apollo Group, Inc., Class A (a)	31,170
1,287	Career Education Corp. (a)	27,632
3,608	Corinthian Colleges, Inc. (a)	25,328
364	ITT Educational Services, Inc. (a)	25,578
		109,708
	Hotels, Restaurants & Leisure - 5.5%
785	CEC Entertainment, Inc. (a)	26,949
539	Cracker Barrel Old Country Store, Inc.	27,360
10,220	Denny's Corp. (a)	31,784
1,900	Domino's Pizza, Inc. (a)	25,118
705	Life Time Fitness, Inc. (a)	27,826
1,283	Red Robin Gourmet Burgers, Inc. (a)	25,160
2,979	Shuffle Master, Inc. (a)	25,053
		189,250
	Household Durables - 0.7%
320	Whirlpool Corp.	25,907

	Internet & Catalog Retail - 0.9%
1,047	Expedia, Inc.	29,536

	Media - 1.5%
3,646	Mediacom Communications Corp. (a)	24,100
4,112	Sinclair Broadcast Group, Inc., Class A (a)	28,866
		52,966
	Multiline Retail - 3.2%
1,205	Dillard's, Inc.	28,486
753	Nordstrom, Inc.	28,012
2,372	Stage Stores, Inc.	30,836
474	Target Corp.	25,330
		112,664
	Specialty Retail - 13.2%
1,580	AnnTaylor Stores Corp. (a)	31,979
761	Best Buy Co., Inc.	31,072
1,153	CarMax, Inc. (a)	32,123
663	Coach, Inc.	28,483
1,023	DSW Inc., Class A (a)	29,360
559	Fossil, Inc. (a)	30,069
967	Genesco, Inc. (a)	28,894
448	Herbalife Ltd.	27,037
961	Hibbett Sports, Inc. (a)	23,977
969	Limited Brands, Inc.	25,950
2,711	PEP Boys-Manny Moe & Jack	28,682
887	Signet Jewelers Ltd. (a)	28,153
607	The Children's Place Retail Stores, Inc. (a)	29,603
1,107	The Dress Barn, Inc. (a)	26,291
1,940	The Finish Line, Inc., Class A	26,985
935	Williams-Sonoma, Inc.	29,640
		458,298
	Textiles, Apparel & Luxury Goods - 1.5%
1,183	Oxford Industries, Inc.	28,132
6,228	Quiksilver, Inc. (a)	24,351
		52,483
	Total Consumer Discretionary	1,056,095

	Energy - 0.8%
	Oil, Gas & Consumable Fuels - 0.8%
703	Sunoco, Inc.	25,659

	Total Energy	25,659

	Financials - 8.7%
	Capital Markets - 1.5%
4,829	BGC Partners, Inc.	28,829
4,995	GFI Group, Inc.	23,177
		52,006
	Consumer Finance - 2.4%
807	Cash America International, Inc.	28,245
1,287	Nelnet, Inc., Class A	29,447
382	Portfolio Recovery Associates, Inc. (a)	24,696
		82,388
	Diversified Financial Services - 0.8%
254	IntercontinentalExchange, Inc. (a)	26,599

	Insurance - 4.0%
1,119	FBL Financial Group, Inc., Class A	29,072
981	HCC Insurance Holdings, Inc.	25,594
2,346	National Financial Partners Corp. (a)	29,724
1,331	National Interstate Corp.	28,976
1,660	Selective Insurance Group, Inc.	27,041
		140,407
	Total Financials	301,400

	Health Care - 14.0%
	Biotechnology - 0.8%
420	Cephalon, Inc. (a)	26,225

	Health Care Equipment & Supplies - 2.3%
681	Integra LifeSciences Holdings Corp. (a)	26,872
835	Orthofix International N.V. (a)	26,236
605	The Cooper Companies, Inc.	27,963
		81,071
	Health Care Providers & Services - 8.3%
655	AMERIGROUP Corp. (a)	27,818
795	Cardinal Health, Inc.	26,267
819	Community Health Systems, Inc. (a)	25,364
1,233	Coventry Health Care, Inc. (a)	26,546
3,734	Health Management Associates, Inc., Class A (a)	28,602
973	Health Net, Inc. (a)	26,456
1,768	Healthways, Inc. (a)	20,580
509	Humana, Inc. (a)	25,572
785	LifePoint Hospitals, Inc. (a)	27,522
743	Psychiatric Solutions, Inc. (a)	24,928
781	UnitedHealth Group, Inc.	27,421
		287,076
	Pharmaceuticals - 2.6%
1,005	Endo Pharmaceuticals Holdings, Inc. (a)	33,406
1,245	Omnicare, Inc.	29,731
1,934	ViroPharma, Inc. (a)	28,836
		91,973
	Total Health Care	486,345

	Industrials - 14.5%
	Aerospace & Defense - 1.4%
338	Lockheed Martin Corp.	24,093
6,559	Smith & Wesson Holding Corp. (a)	23,350
		47,443
	Air Freight & Logistics - 0.7%
933	Forward Air Corp.	24,258

	Airlines - 1.6%
4,230	JetBlue Airways Corp. (a)	28,298
2,198	Southwest Airlines Co.	28,728
		57,026
	Commercial Services & Supplies - 2.9%
1,077	Ceradyne, Inc. (a)	25,148
663	Consolidated Graphics, Inc. (a)	27,481
961	M&F Worldwide Corp. (a)	23,401
1,526	R.R. Donnelley & Sons Co.	25,881
		101,911
	Construction & Engineering - 0.8%
1,079	KBR, Inc.	26,586

	Electrical Equipment - 0.8%
1,057	General Cable Corp. (a)	28,666

	Machinery - 3.1%
444	Joy Global, Inc.	31,222
751	Kaydon Corp.	25,985
294	NACCO Industries, Inc., Class A	25,693
911	Oshkosh Corp. (a)	25,052
		107,952
	Professional Services - 2.4%
1,109	Administaff, Inc.	29,866
827	Corporate Executive Board Co.	26,100
1,267	Huron Consulting Group, Inc. (a)	27,861
		83,827
	Road & Rail - 0.8%
629	Ryder System, Inc.	26,902

	Total Industrials	504,571

	Information Technology - 24.5%
	Communications Equipment - 5.0%
1,616	Anaren, Inc. (a)	27,133
1,175	Cisco Systems, Inc. (a)	25,732
1,183	Comtech Telecommunications Corp.	32,355
933	InterDigital, Inc. (a)	27,626
763	Riverbed Technology, Inc. (a)	34,778
3,642	Tellabs, Inc.	27,133
		174,757
	Computers & Peripherals - 0.6%
597	SanDisk Corp. (a)	21,880

	Electronic Equipment, Instruments & Components - 2.3%
1,441	Corning, Inc.	26,342
1,780	Insight Enterprises, Inc. (a)	27,839
3,483	Micron Technology, Inc. (a)	25,112
		79,293
	Internet Software & Services - 1.8%
1,930	Liquidity Services, Inc. (a)	30,899
2,336	ValueClick, Inc. (a)	30,555
		61,454
	IT Services - 4.9%
1,403	CSG Systems International, Inc. (a)	25,577
6,775	Global Cash Access Holdings, Inc. (a)	27,642
669	NetApp, Inc. (a)	33,309
1,121	NeuStar, Inc., Class A (a)	27,868
1,237	SRA International, Inc., Class A (a)	24,394
1,093	Unisys Corp. (a)	30,495
		169,285
	Semiconductors & Semiconductor Equipment - 6.3%
1,820	ATMI, Inc. (a)	27,045
1,554	Diodes, Inc. (a)	26,558
5,972	Entegris, Inc. (a)	27,889
2,965	Fairchild Semiconductor International, Inc. (a)	27,871
647	Lam Research Corp. (a)	27,077
1,718	Marvell Technology Group Ltd. (a)	30,082
1,950	National Semiconductor Corp.	24,902
999	Texas Instruments, Inc.	27,113
		218,537
	Software - 3.6%
1,349	CA, Inc.	28,491
2,132	Kenexa Corp. (a)	37,353
260	Salesforce.com, Inc. (a)	29,068
3,091	Smith Micro Software, Inc. (a)	30,724
		125,636
	Total Information Technology	850,842

	Materials - 3.9%
	Chemicals - 2.4%
511	Ashland, Inc.	24,921
2,412	Ferro Corp. (a)	31,091
895	Rockwood Holdings, Inc. (a)	28,166
		84,178
	Paper & Forest Products - 1.5%
406	Domtar Corp.	26,219
1,165	International Paper Co.	25,339
		51,558
	Total Materials	135,736

	Telecommunication Services - 2.4%
	Diversified Telecommunication Services - 1.6%
935	AT&T, Inc.	26,741
4,378	Qwest Communications International, Inc.	27,450
		54,191
	Wireless Telecommunication Services - 0.8%
2,775	MetroPCS Communications, Inc. (a)	29,027

	Total Telecommunication Services	83,218

	Total Common Stocks
	(Cost $3,354,179)	3,443,866
Face Value
	Short-Term Instruments - 0.3%
	Time Deposit - 0.3%
$11,923	Brown Brothers Harriman
	0.03%, 10/01/10	11,923
	Total Short-Term Instruments (Cost $11,923)	11,923
	Total Investments - 99.5%
	(Cost $3,366,102) (b)	$3,455,789
	Other assets, less cash and liabilities - 0.5%	16,073
	Net Assets - 100.0%	$3,471,862

(a) Non-income producing security.
(b) At September 30, 2010, the aggregate cost of investments for Federal income tax purposes was $3,366,102.  The net unrealized appreciation was $89,687, which consisted of aggregate gross unrealized appreciation of $158,848 and aggregate gross unrealized depreciation of $69,161.

A description of the valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Sector Breakdown (% of the Fund's Net Assets)
as of September 30, 2010

Consumer Discretionary	30.4
Information Technology	24.5
Industrials	14.5
Health Care	14.0
Financials	8.7
Materials	3.9
Telecommunication Services	2.4
Energy	0.8
99.2

ITEM 1. Schedule of Investments (Continued)

JETS Dow Jones Islamic Market International Index Fund
September 30, 2010 (Unaudited)

Number of shares		Value
	Common Stocks - 97.7%
	(percentage of net assets)
	Consumer Discretionary - 4.1%
	Auto Components - 0.5%
372	Denso Corp.	$11,021

	Media - 0.3%
217	Reed Elsevier Plc, ADR	7,324

	Specialty Retail - 1.5%
706	Hennes & Mauritz AB	25,605
143	Inditex S.A.	11,376
		36,981
	Textiles, Apparel & Luxury Goods - 1.8%
150	Adidas AG (a)	9,299
380	Compagnie Financière Richemont S.A.	18,402
54	Fast Retailing Co. Ltd.	7,602
1,600	Li & Fung Ltd.	9,037
		44,340
	Total Consumer Discretionary	99,666

	Consumer Staples - 2.2%
	Household Products - 1.4%
389	Kao Corp.	9,471
440	Reckitt Benckiser Group Plc	24,274
		33,745
	Personal Products - 0.8%
172	L'Oreal S.A.	19,368

	Total Consumer Staples	53,113

	Energy - 22.9%
	Oil, Gas & Consumable Fuels - 22.9%
2,427	BG Group Plc	42,777
2,256	BP Plc, ADR	92,880
263	Cameco Corp.	7,293
787	Canadian Natural Resources Ltd.	27,230
540	Cenovus Energy Inc.	15,576
108	CNOOC Ltd., ADR	20,984
532	EnCana Corp.	16,082
880	ENI SpA, ADR	37,998
171	Imperial Oil Ltd.	6,467
638	Origin Energy Ltd.	9,791
1,356	Petroleo Brasileiro S.A., ADR	49,182
821	Reliance Industries Ltd., GDR (b)	36,617
307	Sasol Ltd., ADR	13,751
767	StatoilHydro ASA, ADR	16,092
1,123	Suncor Energy Inc.	36,554
719	Talisman Energy Inc.	12,575
1,609	Total S.A., ADR	83,024
635	Tullow Oil Plc	12,748
367	Woodside Petroleum Ltd.	15,593
		553,214
	Total Energy	553,214

	Health Care - 19.1%
	Biotechnology - 0.5%
397	CSL Ltd.	12,704

	Health Care Equipment & Supplies - 0.4%
303	Cie Générale d'Optique Essilor International S.A., ADR	10,393

	Pharmaceuticals - 18.2%
307	Astellas Pharma Inc.	11,080
1,055	AstraZeneca Plc, ADR	53,489
473	Daiichi Sankyo Co. Ltd.	9,614
1,897	GlaxoSmithKline Plc, ADR	74,969
1,778	Novartis AG, ADR	102,537
310	Novo Nordisk A/S, ADR	30,516
509	Roche Holding AG	69,919
1,592	Sanofi-Aventis S.A., ADR	52,934
400	Shire Plc	9,039
538	Takeda Pharmaceutical Co. Ltd.	24,698
		438,795
	Total Health Care	461,892

	Industrials - 9.7%
	Construction & Engineering - 0.8%
426	Larsen & Toubro Ltd., GDR	19,383

	Electrical Equipment - 3.0%
1,687	ABB Ltd., ADR (a)	35,629
138	Alstom S.A.	7,050
194	Schneider Electric S.A.	24,634
141	Vestas Wind Systems A/S (a)	5,321
		72,634
	Industrial Conglomerates - 3.6%
711	Koninklijke Philips Electronics NV	22,269
625	Siemens AG, ADR	65,875
		88,144
	Machinery - 1.4%
130	Fanuc Ltd.	16,542
699	Komatsu Ltd.	16,215
		32,757
	Road & Rail - 0.9%
336	Canadian National Railway Co.	21,511

	Total Industrials	234,429

	Information Technology - 15.6%
	Communications Equipment - 2.7%
2,653	Nokia OYJ, ADR	26,610
341	Research In Motion Ltd. (a)	16,603
2,045	Telefonaktiebolaget LM Ericsson, ADR	22,434
		65,647
	Electronic Equipment, Instruments & Components - 2.8%
344	FUJIFILM Holdings Corp.	11,386
2,856	HON HAI Precision Industry Co. Ltd., GDR	21,934
136	Kyocera Corp., ADR	12,949
150	Murata Manufacturing Co. Ltd.	7,900
85	Nidec Corp.	7,550
149	SECOM Co. Ltd.	6,724
		68,443
	IT Services - 1.1%
380	Infosys Technologies Ltd., ADR	25,578

	Office Electronics - 1.6%
834	Canon Inc., ADR	38,964

	Semiconductors & Semiconductor Equipment - 6.0%
300	ASML Holding N.V.	8,973
192	Samsung Electronics Co. Ltd., GDR, Reg S	65,856
6,301	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	63,892
100	Tokyo Electron Ltd.	5,010
		143,731
	Software - 1.4%
669	SAP AG, ADR	32,988

	Total Information Technology	375,351

	Materials - 18.2%
	Chemicals - 3.6%
205	Air Liquide S.A.	25,045
214	Potash Corp. of Saskatchewan Inc.	30,825
293	Shin-Etsu Chemical Co. Ltd.	14,257
339	Syngenta AG, ADR	16,879
		87,006
	Metals & Mining - 14.6%
104	Agnico-Eagle Mines Ltd.	7,387
1,963	Anglo American Plc, ADR	39,005
251	AngloGold Ashanti Ltd., ADR	11,606
702	Barrick Gold Corp.	32,495
1,225	BHP Billiton Ltd., ADR	93,492
816	BHP Billiton Plc, ADR	52,159
570	Cia Siderurgica Nacional S.A., ADR	10,072
517	Goldcorp Inc.	22,500
426	Impala Platinum Holdings Ltd.	10,995
497	Kinross Gold Corp.	9,339
347	Newcrest Mining Ltd.	13,328
185	POSCO, ADR	21,086
934	Vale S.A., ADR	29,206
		352,670
	Total Materials	439,676

	Telecommunication Services - 5.9%
	Diversified Telecommunication Services - 1.4%
5,093	Singapore Telecommunications Ltd.	12,158
1,500	TeliaSonera AB	12,168
500	Tencent Holdings Ltd.	10,917
		35,243
	Wireless Telecommunication Services - 4.5%
828	America Movil S.A.B. de C.V., ADR	44,157
604	China Mobile Ltd., ADR	30,883
769	MTN Group Ltd.	13,893
1,146	NTT DoCoMo Inc., ADR	19,161
		108,094
	Total Telecommunication Services	143,337

	Total Common Stocks
	(Cost $2,379,478)	2,360,678
	Total Investments - 97.7%
	(Cost $2,379,478) (c)	$2,360,678
	Other assets, less cash and liabilities - 2.3%	55,462
	Net Assets - 100.0%	$2,416,140

(a) Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c) At September 30, 2010, the aggregate cost of investments for Federal income tax purposes was $2,379,478.  The net unrealized depreciation was $18,800, which consisted of aggregate gross unrealized appreciation of $156,308 and aggregate gross unrealized depreciation of $175,108.

ADR – American Depositary Receipt
GDR – Global Depositary Receipt
Reg S – Regulation S security.  Regulation S governs offers and sales made outside the United States without registration under the Securities and Exchange Act of 1933.

A description of the valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Country Breakdown (% of the Fund's Net Assets)
as of September 30, 2010

Britain	16.5
Canada	10.8
Switzerland	10.0
Japan	9.6
France	9.1
Australia	6.0
Germany	4.5
South Korea	3.6
Taiwan	3.6
Brazil	3.6
India	3.4
Hong Kong	2.6
Sweden	2.4
South Africa	2.2
Mexico	1.8
Italy	1.6
Denmark	1.5
Netherlands	1.3
Finland	1.1
Norway	0.7
Singapore	0.5
Spain	0.5
Ireland	0.4
China	0.4
Other	2.3
100.0

ITEM 1. Schedule of Investments (Continued)

Notes to Schedules of Investments (Unaudited)

Fair Value of Financial Instruments

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

JETS Contrarian Opportunities Index Fund
Category	Level 1	Level 2	Level 3	Value at 9/30/2010
Common Stocks:
Consumer Discretionary	$1,056,095	$-	$-	$1,056,095
Energy	25,659	-	-	25,659
Financials	301,400	-	-	301,400
Health Care	486,345	-	-	486,345
Industrials	504,571	-	-	504,571
Information Technology	850,842	-	-	850,842
Materials	135,736	-	-	135,736
Telecommunication Services	83,218	-	-	83,218

Time Deposit	11,923	-	-	11,923
Total	$3,455,789	$-	$-	$3,455,789

During the period ended September 30, 2010, the Fund had no significant transfers between Level 1 and Level 2.

JETS Dow Jones Islamic Market International Index Fund
Category	Level 1	Level 2	Level 3	Value at 9/30/2010
Common Stocks:
Consumer Discretionary	$99,666	$-	$-	$99,666
Consumer Staples	53,113	-	-	53,113
Energy	553,214	-	-	553,214
Health Care	461,892	-	-	461,892
Industrials	234,429	-	-	234,429
Information Technology	375,351	-	-	375,351
Materials	439,676	-	-	439,676
Telecommunication Services	143,337	-	-	143,337
Total	$2,360,678	$-	$-	$2,360,678

During the period ended September 30, 2010, the Fund had significant transfers from Level 2 to Level 1 as valuation was determined using unadjusted closing vendor prices.

The Funds utilize a fair value calculator that monitors to determine if a fair value event has occurred.  The fair value trigger is a change in the S&P500 Index greater than or equal to 50bps.

Subsequent Events

Javelin Investment Management, LLC, the Funds’ investment adviser, has evaluated events and transactions for potential recognition or disclosure and has determined that there are no material events that would require additional disclosure through the date the schedule of investments were issued.

Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”)
No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required.  The Adviser is currently evaluating the impact ASU No. 2010-06 will have on the schedule of investments disclosures.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive and financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective, as of a date within 90 days of the filing date of this Form N-Q, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)  There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Javelin Exchange-Traded Trust

By:  /s/ Brinton W. Frith
Brinton W. Frith
President (Principal Executive Officer)
Date: November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Brinton W. Frith
Brinton W. Frith
President (Principal Executive Officer)
Date: November 18, 2010

By:  /s/ Brinton W. Frith
Brinton W. Frith
Treasurer (Principal Financial Officer)
Date: November 18, 2010